Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Balances are Held with or by Related Parties

The following balances are held with or by related parties as of December 31, 2025, and 2024:

	December 31
	2025	2024
Assets:
Prepaid expenses and other receivables	$-	$1,417
Total	$-	$1,417

Liabilities:
Accounts payable and accrued expenses	136	242
INX Token liability	67	2,423
INX Token warrant liability	-	464
Total	$203	$3,129

Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties

Revenue and expense items recognized in transactions with related parties during the years ended December 31, 2025, and 2024 mainly include service revenue earned from Nabatech, and compensation provided to key management personnel and directors, as follows:

	Year ended December 31
	2025	2024	2023

Service revenue	$-	$863	$976
	$-	$863	$976

Cost of service:
Compensation and benefits	-	226	226
	$-	$226	$226

Research and Development:
Compensation and benefits	$592	$263	234
Share-based compensation	11	24	190
INX Token-based compensation	-	34	41
	$603	$321	$465

Sales and marketing:
Compensation and benefits	203	167	-
Share-based compensation	76	37	-
INX Token-based compensation	23	14	-
	$302	$218	$-

General and administrative:
Compensation and benefits	2,912	2,760	2,934
Share-based compensation	204	884	1,702
INX Token-based compensation	139	296	396
	$3,255	$3,940	$5,032
Total compensation and benefits	$4,160	$4,705	$5,723

Reserve Fund distribution	$3,173	$-	$-
Change in fair value of INX Token and warrant liabilities	$1,135	$(2,943)	$(830)